Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Income Taxes
Non-capital loss carry-forward	$ 7,202,000
Non-capital loss carry-forward expiry, description	expire between 2027 to 2044 which may be carried forward to offset future years’ taxable income